Share of profit/loss from investments accounted for using the equity method	12 Months Ended
Dec. 31, 2024
Interests In Other Entities [Abstract]
Share of profit/loss from investments accounted for using the equity method	D.31. Share of profit/loss from investments accounted for using the equity method
The line item Share of profit/(loss) from investments accounted for using the equity method showed net income of
€60 million in 2024 (after charging an impairment loss of €77 million on the equity-accounted investment in EUROAPI – see Note
D.6.), compared with a net loss of €136 million for 2023 and a net gain of €55 million for 2022.
Figures for comparative periods (2023 and 2022) have been re-presented on a consistent basis to reflect the classification of
Opella as a discontinued operation.